SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 21, 2016	Jan. 26, 2016	Jan. 21, 2016	Jan. 16, 2016	Jan. 26, 2015	Jan. 29, 2014	Dec. 31, 2014
Subsequent Event [Line Items]
Number of common shares purchased	146,653
Exercise price	$ 0.7375
Proceeds from sale of securities	$ 1,400
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Number of common shares sold	2,933,051
Share price (in dollars per share)	$ 0.59
Underwritten Public Offering [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common shares purchased	1,466,256
Exercise price	$ 0.59
Proceeds from sale of securities	$ 1,700
Description of warrant	One half of one share of common stock for each share of common stock.
Mr. Isaac Blech [Member]
Subsequent Event [Line Items]
Number of option granted				780,000
Description of vesting rights

(i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, will be deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full.

Expiration period				10 years
Mr. Alan Milinazzo [Member]
Subsequent Event [Line Items]
Number of option granted					30,777	8,633	39,968
Mr. Alan Milinazzo [Member] | Fourth Amendment Employment Agreement [Member]
Subsequent Event [Line Items]
Monthly salaries and related expenses			$ 18,750
Optionholders [Member]
Subsequent Event [Line Items]
Number of option cancelled		422,443
Maximum [Member] | Mr. Isaac Blech [Member]
Subsequent Event [Line Items]
Number of option vested				195,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of securities	$ 1,400
Subsequent Event [Member] | Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Number of common shares sold	1,900,000
Share price (in dollars per share)	$ 0.59
Subsequent Event [Member] | Underwritten Public Offering [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common shares purchased	950,000
Warrant terms	5 years
Exercise price	$ 0.59
Proceeds from sale of securities	$ 1,100
Description of warrant	One half of one share of common stock for each share of common stock.
Subsequent Event [Member] | Underwritten Private Offering [Member]
Subsequent Event [Line Items]
Number of common shares sold	1,033,051
Share price (in dollars per share)	$ 0.59
Subsequent Event [Member] | Underwritten Private Offering [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common shares purchased	516,526
Warrant terms	5 years
Exercise price	$ 0.59
Proceeds from sale of securities	$ 600
Description of warrant	One half of one share of common stock for each share of common stock.
Subsequent Event [Member] | Mr. Alan Milinazzo [Member] | Fourth Amendment Employment Agreement [Member]
Subsequent Event [Line Items]
Monthly salaries and related expenses			$ 18,750
Subsequent Event [Member] | Optionholders [Member]
Subsequent Event [Line Items]
Number of option cancelled		422,443
Subsequent Event [Member] | Maximum [Member] | Mr. Isaac Blech [Member]
Subsequent Event [Line Items]
Number of option granted				780,000
Number of option vested				195,000
Description of vesting rights

(i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, will be deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full.

Expiration period				10 years
Subsequent Event [Member] | Maximum [Member] | Optionholders [Member]
Subsequent Event [Line Items]
Exercise price for option cancelled (in dollars per share)		$ 100.00
Subsequent Event [Member] | Minimum [Member] | Optionholders [Member]
Subsequent Event [Line Items]
Exercise price for option cancelled (in dollars per share)		$ 7.20